Financial risk management (Details) $ in Millions		1 Months Ended							12 Months Ended
	Feb. 29, 2024 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) item	Jul. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 NOK (kr)	Nov. 30, 2025 USD ($)	Nov. 30, 2025 EUR (€)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 EUR (€)	Dec. 31, 2022	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Jul. 30, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CAD ($)	Dec. 31, 2016 USD ($) installment	Dec. 31, 2016 EUR (€) installment
Financial risk management
Debt instruments		$ 26,014,000			$ 10,135,000				$ 26,014,000	$ 10,135,000
Borrowings		140,012,000			57,162,000				140,012,000	57,162,000
Restricted cash and cash equivalents		175,000			298,000				175,000	298,000	$ 1,179,000
Repayment of debt									446,041,000	495,726,000	456,506,000
Outstanding balance		$ 140,012,000			57,162,000				140,012,000	57,162,000
Proceeds from borrowings									$ 522,270,000	509,186,000	$ 432,274,000
EURIBOR One Month [member]
Financial risk management
Applicable margin (as a percent)		0.50%							0.50%					0.50%	0.50%
ABSA Financing [member]
Financial risk management
Borrowings		$ 14,019,000							$ 14,019,000
Repayment of debt									37,926,000
Maximum borrowing capacity					$ 21,200,000					$ 21,200,000								R 350,000,000
Outstanding balance		14,019,000							14,019,000
Proceeds from borrowings									50,550,000
ABSA Financing [member] | Prime Rate (ZAR)
Financial risk management
Applicable margin (as a percent)					1.18%					1.18%								1.18%	1.18%
ABL Revolver
Financial risk management
Borrowings		19,000,000							19,000,000
Repayment of debt									26,100,000
Term of loan								5 years
Maximum borrowing capacity								$ 100,000,000
Credit facility term								5 years
Outstanding balance		19,000,000							19,000,000
Proceeds from borrowings									45,100,000	$ 32,000,000
Commercial Paper Program
Financial risk management
Principal amount					$ 58,800,000					58,800,000						$ 117,500,000	€ 100,000,000		€ 50,000,000
Borrowings		26,014,000							26,014,000
Outstanding balance		26,014,000							$ 26,014,000
Borrowings term									2 years
Unit denomination per commercial paper					117,500					$ 117,500									100,000
Flexible issue period									12 months
Number of commercial paper issued									444	99
Commercial papers issued		$ 50,244,000			$ 10,255,000				$ 50,244,000	$ 10,255,000				€ 44,400,000					€ 9,900,000
Commercial Paper Program | Fixed rate
Financial risk management
Borrowings, interest rate		4.91%			5.88%				4.91%	5.88%				4.91%	4.91%			5.88%	5.88%
Loan from Banque Palatine
Financial risk management
Principal amount					$ 7,272,000					$ 7,272,000									€ 7,000,000
Loan from Banque Palatine | EURIBOR Three Month [member]
Financial risk management
Applicable margin (as a percent)					1.00%					1.00%								1.00%	1.00%
Interest rate risk
Financial risk management
Debt instruments		$ 26,014,000			$ 10,135,000				$ 26,014,000	$ 10,135,000
Additional borrowing costs									(1,273,000)	(714,000)
Borrowings		140,012,000			57,162,000				140,012,000	57,162,000
Outstanding balance		140,012,000			57,162,000				140,012,000	57,162,000
Interest rate risk | Fixed rate
Financial risk management
Borrowings		38,738,000			14,831,000				38,738,000	14,831,000
Outstanding balance		$ 38,738,000			14,831,000				$ 38,738,000	14,831,000
Interest rate risk | Percentage One Member [Member]
Financial risk management
Percentage Of Reasonably Possible Increase In Risk Assumption.		1.00%							1.00%					1.00%	1.00%
Foreign currency risk
Financial risk management
Percentage Of Reasonably Possible Decrease In Risk Assumption		10.00%							10.00%					10.00%	10.00%
Percentage Of Reasonably Possible Increase In Risk Assumption.		10.00%							10.00%					10.00%	10.00%
Increase in profit before tax due to appreciation of USD against EUR, CAD, and ZAR.									$ 8,038,000	5,165,000
Decrease in net profit before tax due to depreciation of USD against EUR, CAD, and ZAR.									(8,038,000)	(5,165,000)
Foreign currency risk | Senior Notes due 2022
Financial risk management
Principal amount																							$ 350,000,000
Liquidity risk
Financial risk management
Borrowings		$ 314,349,000			210,554,000				314,349,000	210,554,000
Restricted cash and cash equivalents		122,987,000			133,271,000				122,987,000	133,271,000
Current amount drawn down		129,551,000			114,370,000				129,551,000	114,370,000
Non-current amount drawn down		184,798,000			96,184,000				184,798,000	96,184,000
Outstanding balance		314,349,000			210,554,000				314,349,000	210,554,000
Number of lease schedules | item						3
Upfront lease consideration			$ 1,500,000			$ 6,100,000
Liquidity risk | Minimum
Financial risk management
Lease term						3 years
Liquidity risk | Maximum
Financial risk management
Lease term						5 years
Liquidity risk | Over 3-year period
Financial risk management
Monthly lease rent						$ 130,000
Liquidity risk | Over 5-year period
Financial risk management
Monthly lease rent						$ 35,000
Liquidity risk | ABSA Financing [member]
Financial risk management
Borrowings		14,019,000							14,019,000
Repayment of debt									37,926,000
Maximum borrowing capacity					$ 18,500,000					$ 18,500,000								R 350,000,000
Outstanding balance		14,019,000							14,019,000
Proceeds from borrowings									50,550,000
Liquidity risk | ABSA Financing [member] | Prime Rate (ZAR)
Financial risk management
Applicable margin (as a percent)					1.18%					1.18%								1.18%	1.18%
Liquidity risk | ABL Revolver
Financial risk management
Borrowings		19,000,000							19,000,000
Repayment of debt									26,100,000
Outstanding balance		19,000,000							19,000,000
Proceeds from borrowings									45,100,000	$ 32,000,000
Liquidity risk | ABL Revolver | Bank of Montreal [member]
Financial risk management
Term of loan								5 years
Maximum borrowing capacity								$ 100,000,000
Credit facility term								5 years
Liquidity risk | Loan with BNP Paribas | France
Financial risk management
Borrowings													$ 5,300,000											€ 4,500,000
Fee													0.50%											0.50%	0.50%
Outstanding balance													$ 5,300,000											€ 4,500,000
Liquidity risk | Sociedad Estatal de Participaciones Industriales loan
Financial risk management
Repayment of debt			$ 20,217,000	$ 17,960,000
Liquidity risk | Senior Notes due 2022 | Notes in Restructuring
Financial risk management
Principal amount												$ 350,000,000
Exchange percentage												98.60%
Borrowings, interest rate												9.375%
Liquidity risk | Senior Secured Notes due in 2025 | Notes in Restructuring
Financial risk management
Principal amount												$ 1,000
Borrowings, interest rate																				9.375%
Potential redemption of notes as a percentage of aggregate principal amount	102.34375%						102.34375%
Debt repurchase amount	$ 147,624,000						$ 150,000,000
Accrued Interest On Senior Notes Repurchased.	$ 4,075,000						$ 14,000,000
Liquidity risk | Senior Secured Notes due in 2025 | Notes in Restructuring | Ordinary shares [member]
Financial risk management
Proceeds from issuing shares												$ 51,600,000
Liquidity risk | Ministry [Member]
Financial risk management
Borrowings		4,296,000			$ 24,997,000				4,296,000	24,997,000																$ 50,200,000	€ 44,900,000
Borrowings, interest rate																										3.60%	3.60%
Number of loan installments | installment																										7	7
Outstanding balance		4,296,000			24,997,000				4,296,000	24,997,000																$ 50,200,000	€ 44,900,000
Liquidity risk | Loan with Investissement Quebec [Member] | Canda
Financial risk management
Borrowings													5,100,000												$ 7.0
Outstanding balance													$ 5,100,000												$ 7.0
Repayment term													7 years
Payment deferral period													3 years
Liquidity risk | Commercial Paper Program
Financial risk management
Borrowings		26,555,000			10,135,000				26,555,000	10,135,000				€ 22,600,000					€ 9,900,000
Outstanding balance		$ 26,555,000			10,135,000				$ 26,555,000	10,135,000				€ 22,600,000					€ 9,900,000
Unit denomination per commercial paper					100,000					100,000
Liquidity risk | Commercial Paper Program | Maximum
Financial risk management
Principal amount					$ 50,000,000					$ 50,000,000
Maximum Maturities Of Commercial Paper					2 years
Liquidity risk | Commercial Paper Program | Fixed rate
Financial risk management
Borrowings, interest rate					5.88%					5.88%								5.88%	5.88%
Liquidity risk | Commercial Paper Program | Weighted Average. [member]
Financial risk management
Borrowings, interest rate		4.81%							4.81%					4.81%	4.81%
Liquidity risk | Loan from Banque Palatine
Financial risk management
Borrowings					$ 7,272,000					$ 7,272,000									€ 7,000,000
Outstanding balance					7,272,000					7,272,000									€ 7,000,000
Liquidity risk | Loan From Bank Inter [Member]
Financial risk management
Principal amount		$ 21,150,000							$ 21,150,000					€ 18,000,000
Borrowings		$ 23,500,000							23,500,000					20,000,000
Term of loan		6 years
Credit facility term		6 years
Outstanding balance		$ 23,500,000							$ 23,500,000					€ 20,000,000
Liquidity risk | Loan From Bank Inter [Member] | EURIBOR One Month [member]
Financial risk management
Applicable margin (as a percent)		0.50%							0.50%					0.50%	0.50%
Liquidity risk | Loan From Bank Inter [Member] | During The First Year [member] | Fixed rate
Financial risk management
Borrowings, interest rate		3.20%							3.20%					3.20%	3.20%
Liquidity risk | Loan From Bank Inter [Member] | During The Remaining Years [member] | EURIBOR Twelve Month [member]
Financial risk management
Applicable margin (as a percent)		1.00%							1.00%					1.00%	1.00%
Power Risk
Financial risk management
Percentage Of Reasonably Possible Decrease In Risk Assumption		10.00%							10.00%					10.00%	10.00%
Additional borrowing costs									$ (22,706,000)
Factoring of receivables | Liquidity risk
Financial risk management
Repayment of debt									328,022,000	420,873,000
Recognised bank borrowing debt		$ 36,856,000			35,059,000				36,856,000	35,059,000
Upfront cash received		325,746,000			$ 427,772,000				325,746,000	$ 427,772,000
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U., | Liquidity risk | Sociedad Estatal de Participaciones Industriales loan | Spain
Financial risk management
Borrowings																					$ 38,300,000	€ 34,500,000
Outstanding balance																					$ 38,300,000	€ 34,500,000
French Company Subsidiary [member] | Liquidity risk
Financial risk management
Principal amount		7,254,000							7,254,000					€ 6,000,000
Norwegian Subsidiary [member] | Liquidity risk
Financial risk management
Principal amount		$ 3,852,000							$ 3,852,000						kr 40,000,000